SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Derivative Financial Instruments (Details)	12 Months Ended
Jan. 31, 2022 financial_institutions
Derivative [Line Items]
Number of financial institutions that are counterparties to derivative instruments	2
Minimum | Foreign currency forward contracts | Cash flow hedging
Derivative [Line Items]
Derivative, maturity	1 month
Maximum | Foreign currency forward contracts | Cash flow hedging
Derivative [Line Items]
Derivative, maturity	12 months